UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-01241

Eaton Vance Growth Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

September 30

Date of Fiscal Year End

March 31, 2014

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Atlanta Capital SMID-Cap Fund

Semiannual Report

March 31, 2014

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report March 31, 2014

Eaton Vance

Atlanta Capital SMID-Cap Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Officers and Trustees	24

Important Notices	25

Eaton Vance

Atlanta Capital SMID-Cap Fund

March 31, 2014

Performance1,2

Portfolio Managers Charles B. Reed, CFA, William O. Bell IV, CFA and W. Matthew Hereford, CFA, each of Atlanta Capital Management Company, LLC.

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	11/28/2003	04/30/2002	7.13%	17.69%	23.24%	11.78%
Class A with 5.75% Maximum Sales Charge	—	—	0.98	10.90	21.80	11.12
Class C at NAV	10/01/2009	04/30/2002	6.72	16.78	22.41	11.40
Class C with 1% Maximum Sales Charge	—	—	5.72	15.78	22.41	11.40
Class I at NAV	04/30/2002	04/30/2002	7.26	17.99	23.53	12.04
Class R at NAV	08/03/2009	04/30/2002	6.97	17.38	22.96	11.63
Russell 2500 Index	—	—	11.16%	24.01%	25.31%	9.42%
Russell 2000 Index	—	—	9.94	24.90	24.30	8.53

% Total Annual Operating Expense Ratios[3]			Class A	Class C	Class I	Class R
Gross			1.26%	2.01%	1.01%	1.51%
Net			1.25	2.00	1.00	1.50

Fund Profile4

Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)5

Markel Corp.	4.6%
Morningstar, Inc.	3.6
Affiliated Managers Group, Inc.	3.4
HCC Insurance Holdings, Inc.	3.2
LKQ Corp.	3.2
DENTSPLY International, Inc.	2.9
Kirby Corp.	2.8
Henry Schein, Inc.	2.8
Acuity Brands, Inc.	2.7
Sally Beauty Holdings, Inc.	2.6
Total	31.8%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to eatonvance.com.

2

Eaton Vance

Atlanta Capital SMID-Cap Fund

March 31, 2014

Endnotes and Additional Disclosures

[1]

Russell 2500 Index is an unmanaged index of approximately 2,500 small- and mid-cap U.S. stocks. Russell 2000 Index is an unmanaged index of 2,000 U.S. small-cap stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the performance table, the performance of Class C and Class R is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]

Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 1/31/15. Without the reimbursement, performance for certain periods would have been lower.

[4]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Atlanta Capital SMID-Cap Fund

March 31, 2014

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2013 – March 31, 2014).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (10/1/13)	Ending Account Value (3/31/14)	Expenses Paid During Period* (10/1/13 – 3/31/14)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,071.30	$6.35	1.23%
Class C	$1,000.00	$1,067.20	$10.20	1.98%
Class I	$1,000.00	$1,072.60	$5.06	0.98%
Class R	$1,000.00	$1,069.70	$7.64	1.48%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.80	$6.19	1.23%
Class C	$1,000.00	$1,015.10	$9.95	1.98%
Class I	$1,000.00	$1,020.00	$4.94	0.98%
Class R	$1,000.00	$1,017.60	$7.44	1.48%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2013. The Example reflects the expenses of both the Fund and the Portfolio.

4

Eaton Vance

Atlanta Capital SMID-Cap Fund

March 31, 2014

Statement of Assets and Liabilities (Unaudited)

Assets	March 31, 2014
Investment in SMID-Cap Portfolio, at value (identified cost, $3,979,640,353)	$5,748,540,202
Receivable for Fund shares sold	42,319,273
Total assets	$5,790,859,475

Liabilities
Payable for Fund shares redeemed	$8,058,004
Payable to affiliates:
Distribution and service fees	657,004
Accrued expenses	798,422
Total liabilities	$9,513,430
Net Assets	$5,781,346,045

Sources of Net Assets
Paid-in capital	$4,009,256,040
Accumulated net realized gain from Portfolio	21,617,716
Accumulated net investment loss	(18,427,560)
Net unrealized appreciation from Portfolio	1,768,899,849
Total	$5,781,346,045

Class A Shares
Net Assets	$1,743,530,316
Shares Outstanding	77,368,161
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$22.54
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$23.92

Class C Shares
Net Assets	$264,029,535
Shares Outstanding	12,123,607
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$21.78

Class I Shares
Net Assets	$3,628,290,806
Shares Outstanding	149,646,609
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$24.25

Class R Shares
Net Assets	$145,495,388
Shares Outstanding	6,528,850
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$22.28

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

5	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital SMID-Cap Fund

March 31, 2014

Statement of Operations (Unaudited)

Investment Income	Six Months Ended March 31, 2014
Dividends allocated from Portfolio	$19,228,113
Interest allocated from Portfolio	237,024
Expenses allocated from Portfolio	(24,093,348)
Total investment loss from Portfolio	$(4,628,211)

Expenses
Distribution and service fees
Class A	$2,116,851
Class C	1,318,881
Class R	295,696
Trustees’ fees and expenses	250
Custodian fee	32,280
Transfer and dividend disbursing agent fees	2,373,622
Legal and accounting services	42,234
Printing and postage	161,980
Registration fees	229,598
Miscellaneous	21,461
Total expenses	$6,592,853

Net investment loss	$(11,221,064)

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$39,996,160
Net realized gain	$39,996,160
Change in unrealized appreciation (depreciation) —
Investments	$340,248,576
Net change in unrealized appreciation (depreciation)	$340,248,576

Net realized and unrealized gain	$380,244,736

Net increase in net assets from operations	$369,023,672

6	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital SMID-Cap Fund

March 31, 2014

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended March 31, 2014 (Unaudited)	Year Ended September 30, 2013
From operations —
Net investment loss	$(11,221,064)	$(5,002,485)
Net realized gain from investment transactions	39,996,160	37,566,362 (1)
Net change in unrealized appreciation (depreciation) from investments	340,248,576	1,008,175,043
Net increase in net assets from operations	$369,023,672	$1,040,738,920
Distributions to shareholders —
From net realized gain
Class A	$(11,194,717)	$(3,614,168)
Class C	(1,805,335)	(573,093)
Class I	(21,120,546)	(6,275,163)
Class R	(753,572)	(84,480)
Total distributions to shareholders	$(34,874,170)	$(10,546,904)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$266,863,210	$554,356,074
Class C	17,096,059	77,309,174
Class I	624,106,411	1,382,820,033
Class R	64,552,226	66,070,358
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	10,438,713	3,385,399
Class C	1,436,126	437,509
Class I	16,027,471	4,903,115
Class R	704,112	76,374
Cost of shares redeemed
Class A	(201,438,073)	(327,446,184)
Class C	(21,195,493)	(28,998,030)
Class I	(408,240,429)	(736,600,827)
Class R	(9,935,490)	(10,629,402)
Net increase in net assets from Fund share transactions	$360,414,843	$985,683,593

Net increase in net assets	$694,564,345	$2,015,875,609

Net Assets
At beginning of period	$5,086,781,700	$3,070,906,091
At end of period	$5,781,346,045	$5,086,781,700

Accumulated net investment loss included in net assets
At end of period	$(18,427,560)	$(7,206,496)

(1)	Includes $15,828,645 of net realized gains from redemptions in-kind.

7	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital SMID-Cap Fund

March 31, 2014

Financial Highlights

	Class A
	Six Months Ended March 31, 2014 (Unaudited)		Year Ended September 30,
			2013		2012		2011		2010		2009
Net asset value — Beginning of period	$21.180		$16.520		$12.870		$12.490		$11.170		$10.930

Income (Loss) From Operations
Net investment loss(1)	$(0.058)		$(0.044)		$(0.070)		$(0.074)		$(0.072)		$(0.047)
Net realized and unrealized gain	1.566		4.760		3.808		0.543	(2)	1.392		0.545

Total income from operations	$1.508		$4.716		$3.738		$0.469		$1.320		$0.498

Less Distributions
From net realized gain	$(0.148)		$(0.056)		$(0.088)		$(0.089)		$—		$(0.258)

Total distributions	$(0.148)		$(0.056)		$(0.088)		$(0.089)		$—		$(0.258)

Net asset value — End of period	$22.540		$21.180		$16.520		$12.870		$12.490		$11.170

Total Return(3)	7.13	%(4)	28.63%		29.12%		3.67%		11.82%		5.50%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,743,530		$1,566,425		$1,010,125		$512,020		$256,917		$117,175
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.23	%(7)	1.25	%(8)	1.24	%(9)	1.20	%(9)	1.20	%(9)	1.20	%(9)
Net investment loss	(0.52	)%(7)	(0.24)%		(0.44)%		(0.51)%		(0.61)%		(0.49)%
Portfolio Turnover of the Portfolio	2	%(4)	9%		6%		19%		20%		33%

(1)	Computed using average shares outstanding.

(2)

The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)

The sub-adviser of the Portfolio subsidized certain operating expenses of the Fund (equal to 0.01% of average daily net assets for the year ended September 30, 2013). Absent this subsidy, total return would be lower.

(9)

The investment adviser of the Portfolio waived a portion of its investment adviser fee and/or subsidized certain operating expenses and the administrator of the Fund subsidized certain operating expenses (equal to 0.08%, 0.18%, 0.32% and 0.52% of average daily net assets for the years ended September 30, 2012, 2011, 2010 and 2009, respectively). A portion of the waiver and subsidy was borne by the sub-adviser of the Portfolio. Absent this waiver and/or subsidy, total return would be lower.

8	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital SMID-Cap Fund

March 31, 2014

Financial Highlights — continued

	Class C
	Six Months Ended March 31, 2014 (Unaudited)		Year Ended September 30,
			2013		2012		2011		2010*
Net asset value — Beginning of period	$20.550		$16.150		$12.680		$12.390		$11.170

Income (Loss) From Operations
Net investment loss(1)	$(0.137)		$(0.182)		$(0.185)		$(0.180)		$(0.158)
Net realized and unrealized gain	1.515		4.638		3.743		0.559	(2)	1.378

Total income from operations	$1.378		$4.456		$3.558		$0.379		$1.220

Less Distributions
From net realized gain	$(0.148)		$(0.056)		$(0.088)		$(0.089)		$—

Total distributions	$(0.148)		$(0.056)		$(0.088)		$(0.089)		$—

Net asset value — End of period	$21.780		$20.550		$16.150		$12.680		$12.390

Total Return(3)	6.72	%(4)	27.68%		28.13%		2.97%		10.92%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$264,030		$251,684		$152,264		$61,530		$17,530
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.98	%(7)	2.00	%(8)	1.99	%(9)	1.95	%(9)	1.95	%(9)
Net investment loss	(1.27	)%(7)	(0.99)%		(1.19)%		(1.25)%		(1.34)%
Portfolio Turnover of the Portfolio	2	%(4)	9%		6%		19%		20%

*	Class C commenced operations on October 1, 2009.

(1)	Computed using average shares outstanding.

(2)

The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)

The sub-adviser of the Portfolio subsidized certain operating expenses of the Fund (equal to 0.01% of average daily net assets for the year ended September 30, 2013). Absent this subsidy, total return would be lower.

(9)

The investment adviser of the Portfolio waived a portion of its investment adviser fee and/or subsidized certain operating expenses and the administrator of the Fund subsidized certain operating expenses (equal to 0.08%, 0.18% and 0.32% of average daily net assets for the years ended September 30, 2012, 2011 and 2010, respectively). A portion of the waiver and subsidy was borne by the sub-adviser of the Portfolio. Absent this waiver and/or subsidy, total return would be lower.

9	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital SMID-Cap Fund

March 31, 2014

Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2014 (Unaudited)		Year Ended September 30,
			2013		2012		2011		2010		2009
Net asset value — Beginning of period	$22.750		$17.700		$13.750		$13.300		$11.870		$11.570

Income (Loss) From Operations
Net investment income (loss)(1)	$(0.032)		$0.003		$(0.033)		$(0.040)		$(0.044)		$(0.025)
Net realized and unrealized gain	1.680		5.103		4.071		0.579	(2)	1.474		0.583

Total income from operations	$1.648		$5.106		$4.038		$0.539		$1.430		$0.558

Less Distributions
From net realized gain	$(0.148)		$(0.056)		$(0.088)		$(0.089)		$—		$(0.258)

Total distributions	$(0.148)		$(0.056)		$(0.088)		$(0.089)		$—		$(0.258)

Net asset value — End of period	$24.250		$22.750		$17.700		$13.750		$13.300		$11.870

Total Return(3)	7.26	%(4)	28.93%		29.43%		3.98%		12.05%		5.72%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,628,291		$3,184,642		$1,890,595		$815,413		$296,476		$65,435
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	0.98	%(7)	1.00	%(8)	0.99	%(9)	0.95	%(9)	0.95	%(9)	0.95	%(9)
Net investment income (loss)	(0.27	)%(7)	0.02%		(0.19)%		(0.26)%		(0.35)%		(0.25)%
Portfolio Turnover of the Portfolio	2	%(4)	9%		6%		19%		20%		33%

(1)	Computed using average shares outstanding.

(2)

The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)

The sub-adviser of the Portfolio subsidized certain operating expenses of the Fund (equal to 0.01% of average daily net assets for the year ended September 30, 2013). Absent this subsidy, total return would be lower.

(9)

The investment adviser of the Portfolio waived a portion of its investment adviser fee and/or subsidized certain operating expenses and the administrator of the Fund subsidized certain operating expenses (equal to 0.08%, 0.18%, 0.32% and 0.52% of average daily net assets for the years ended September 30, 2012, 2011, 2010 and 2009, respectively). A portion of the waiver and subsidy was borne by the sub-adviser of the Portfolio. Absent this waiver and/or subsidy, total return would be lower.

10	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital SMID-Cap Fund

March 31, 2014

Financial Highlights — continued

	Class R
	Six Months Ended March 31, 2014 (Unaudited)		Year Ended September 30,								Period Ended September 30, 2009(1)
			2013		2012		2011		2010
Net asset value — Beginning of period	$20.970		$16.400		$12.810		$12.450		$11.170		$10.240

Income (Loss) From Operations
Net investment loss(2)	$(0.084)		$(0.094)		$(0.111)		$(0.109)		$(0.092)		$(0.015)
Net realized and unrealized gain	1.542		4.720		3.789		0.558	(3)	1.372		0.945

Total income from operations	$1.458		$4.626		$3.678		$0.449		$1.280		$0.930

Less Distributions
From net realized gain	$(0.148)		$(0.056)		$(0.088)		$(0.089)		$—		$—

Total distributions	$(0.148)		$(0.056)		$(0.088)		$(0.089)		$—		$—

Net asset value — End of period	$22.280		$20.970		$16.400		$12.810		$12.450		$11.170

Total Return(4)	6.97	%(5)	28.29%		28.78%		3.53%		11.46%		9.08	%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$145,495		$84,030		$17,922		$1,827		$98		$1
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	1.48	%(8)	1.50	%(9)	1.49	%(10)	1.45	%(10)	1.45	%(10)	1.45	%(8)(10)
Net investment loss	(0.77	)%(8)	(0.49)%		(0.70)%		(0.74)%		(0.78)%		(0.86	)%(8)
Portfolio Turnover of the Portfolio	2	%(5)	9%		6%		19%		20%		33	%(11)

(1)	For the period from the commencement of operations, August 3, 2009, to September 30, 2009.

(2)	Computed using average shares outstanding.

(3)

The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

(9)

The sub-adviser of the Portfolio subsidized certain operating expenses of the Fund (equal to 0.01% of average daily net assets for the year ended September 30, 2013). Absent this subsidy, total return would be lower.

(10)

The investment adviser of the Portfolio waived a portion of its investment adviser fee and/or subsidized certain operating expenses and the administrator of the Fund subsidized certain operating expenses (equal to 0.08%, 0.18%, 0.32% and 0.56% of average daily net assets for the years ended September 30, 2012, 2011 and 2010 and the period ended September 30, 2009, respectively). A portion of the waiver and subsidy was borne by the sub-adviser of the Portfolio. Absent this waiver and/or subsidy, total return would be lower.

(11)	For the Portfolio’s year ended September 30, 2009.

11	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital SMID-Cap Fund

March 31, 2014

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Atlanta Capital SMID-Cap Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I and Class R shares are sold at net asset value and are not subject to a sales charge. Effective after the close of business on January 15, 2013, the Fund was closed to new investors, subject to limited exceptions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in SMID-Cap Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (99.9% at March 31, 2014). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At September 30, 2013, the Fund had a late year ordinary loss of $7,206,496, which it has elected to defer to the following taxable year pursuant to income tax regulations. Late year ordinary losses represent certain specified losses realized in that portion of a taxable year after October 31 that are treated as ordinary for tax purposes plus ordinary losses attributable to that portion of a taxable year after December 31.

As of March 31, 2014, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I  Interim Financial Statements — The interim financial statements relating to March 31, 2014 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

12

Eaton Vance

Atlanta Capital SMID-Cap Fund

March 31, 2014

Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator to the Fund, but receives no compensation. Atlanta Capital Management Company, LLC (Atlanta Capital), the sub-adviser of the Portfolio and an affiliate of EVM, has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.25%, 2.00%, 1.00% and 1.50% of the Fund’s average daily net assets for Class A, Class C, Class I and Class R, respectively. The agreement may be changed or terminated after January 31, 2015. Pursuant to this agreement, Atlanta Capital reimbursed no expenses for the six months ended March 31, 2014. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2014, EVM earned $27,143 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $26,768 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2014. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended March 31, 2014 amounted to $2,116,851 for Class A shares.

The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended March 31, 2014, the Fund paid or accrued to EVD $989,161 for Class C shares.

The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended March 31, 2014, the Fund paid or accrued to EVD $147,848 for Class R shares.

Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended March 31, 2014 amounted to $329,720 and $147,848 for Class C and Class R shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended March 31, 2014, the Fund was informed that EVD received approximately $400 and $11,000 of CDSCs paid by Class A and Class C shareholders, respectively.

13

Eaton Vance

Atlanta Capital SMID-Cap Fund

March 31, 2014

Notes to Financial Statements (Unaudited) — continued

6  Investment Transactions

For the six months ended March 31, 2014, increases and decreases in the Fund’s investment in the Portfolio aggregated $396,703,398 and $106,523,963, respectively.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended March 31, 2014 (Unaudited)	Year Ended September 30, 2013

Sales	12,008,698	30,057,056
Issued to shareholders electing to receive payments of distributions in Fund shares	472,768	200,676
Redemptions	(9,062,424)	(17,448,182)

Net increase	3,419,042	12,809,550

Class C	Six Months Ended March 31, 2014 (Unaudited)	Year Ended September 30, 2013

Sales	793,334	4,368,433
Issued to shareholders electing to receive payments of distributions in Fund shares	67,171	26,564
Redemptions	(983,245)	(1,575,973)

Net increase (decrease)	(122,740)	2,819,024

Class I	Six Months Ended March 31, 2014 (Unaudited)	Year Ended September 30, 2013

Sales	26,071,933	69,521,779
Issued to shareholders electing to receive payments of distributions in Fund shares	675,410	271,040
Redemptions	(17,077,960)	(36,648,840)

Net increase	9,669,383	33,143,979

Class R	Six Months Ended March 31, 2014 (Unaudited)	Year Ended September 30, 2013

Sales	2,938,918	3,472,797
Issued to shareholders electing to receive payments of distributions in Fund shares	32,225	4,562
Redemptions	(448,618)	(563,859)

Net increase	2,522,525	2,913,500

14

SMID-Cap Portfolio

March 31, 2014

Portfolio of Investments (Unaudited)

Common Stocks — 93.8%

Security	Shares	Value

Aerospace & Defense — 1.5%
TransDigm Group, Inc.	461,877	$85,539,620

		$85,539,620

Auto Components — 2.1%
Gentex Corp.	3,836,820	$120,974,935

		$120,974,935

Banks — 5.0%
City National Corp.	1,696,415	$133,541,789
Cullen/Frost Bankers, Inc.	738,626	57,265,673
Umpqua Holdings Corp.	5,189,481	96,731,926

		$287,539,388

Capital Markets — 5.3%
Affiliated Managers Group, Inc.(1)	990,629	$198,175,332
SEI Investments Co.	3,200,241	107,560,100

		$305,735,432

Chemicals — 1.5%
Airgas, Inc.	794,223	$84,592,692

		$84,592,692

Commercial Services & Supplies — 1.3%
Copart, Inc.(1)	2,014,216	$73,297,320

		$73,297,320

Construction & Engineering — 1.0%
Jacobs Engineering Group, Inc.(1)	921,670	$58,526,045

		$58,526,045

Containers & Packaging — 1.9%
AptarGroup, Inc.	1,678,877	$110,973,770

		$110,973,770

Distributors — 3.2%
LKQ Corp.(1)	6,965,881	$183,550,964

		$183,550,964

Electrical Equipment — 3.7%
Acuity Brands, Inc.	1,168,746	$154,940,657

Security	Shares	Value

Electrical Equipment (continued)
AMETEK, Inc.	1,156,477	$59,547,001

		$214,487,658

Electronic Equipment, Instruments & Components — 1.5%
FLIR Systems, Inc.	2,338,787	$84,196,332

		$84,196,332

Energy Equipment & Services — 2.3%
Dril-Quip, Inc.(1)	511,168	$57,301,933
Oceaneering International, Inc.	1,027,403	73,829,180

		$131,131,113

Health Care Equipment & Supplies — 6.0%
DENTSPLY International, Inc.	3,678,207	$169,344,650
IDEXX Laboratories, Inc.(1)	707,305	85,866,827
Varian Medical Systems, Inc.(1)	1,049,453	88,143,558

		$343,355,035

Health Care Providers & Services — 2.8%
Henry Schein, Inc.(1)	1,338,712	$159,802,051

		$159,802,051

Household Products — 1.7%
Church & Dwight Co., Inc.	1,439,432	$99,421,568

		$99,421,568

Industrial Conglomerates — 2.3%
Carlisle Cos., Inc.	1,676,389	$133,004,703

		$133,004,703

Insurance — 7.8%
HCC Insurance Holdings, Inc.	4,111,726	$187,042,416
Markel Corp.(1)	440,902	262,821,682

		$449,864,098

IT Services — 3.6%
Gartner, Inc.(1)	1,008,077	$70,000,867
Jack Henry & Associates, Inc.	1,452,123	80,970,378
WEX, Inc.(1)	586,602	55,756,520

		$206,727,765

15	See Notes to Financial Statements.

SMID-Cap Portfolio

March 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Life Sciences Tools & Services — 3.6%
Bio-Rad Laboratories, Inc., Class A(1)	1,121,762	$143,720,148
Mettler-Toledo International, Inc.(1)	273,658	64,495,717

		$208,215,865

Machinery — 7.9%
CLARCOR, Inc.	1,762,919	$101,103,405
Donaldson Co., Inc.	1,664,189	70,561,614
Graco, Inc.	1,114,991	83,334,427
IDEX Corp.	1,920,653	139,996,397
Pall Corp.	687,594	61,519,035

		$456,514,878

Marine — 2.8%
Kirby Corp.(1)	1,616,912	$163,712,340

		$163,712,340

Media — 3.6%
Morningstar, Inc.	2,608,973	$206,161,046

		$206,161,046

Professional Services — 2.1%
Equifax, Inc.	1,800,285	$122,473,389

		$122,473,389

Real Estate Management & Development — 1.5%
Forest City Enterprises, Inc., Class A(1)	4,361,523	$83,305,089

		$83,305,089

Road & Rail — 1.6%
J.B. Hunt Transport Services, Inc.	1,260,216	$90,634,735

		$90,634,735

Software — 9.0%
ANSYS, Inc.(1)	1,795,186	$138,265,226
Blackbaud, Inc.	3,185,169	99,695,790
FactSet Research Systems, Inc.	796,405	85,860,423
Fair Isaac Corp.	2,201,304	121,776,137
Solera Holdings, Inc.	1,121,768	71,052,785

		$516,650,361

Specialty Retail — 6.1%
Aaron’s, Inc.	2,803,677	$84,783,192
CarMax, Inc.(1)	1,555,632	72,803,578

Security	Shares	Value

Specialty Retail (continued)
O’Reilly Automotive, Inc.(1)	289,866	$43,013,216
Sally Beauty Holdings, Inc.(1)	5,441,157	149,087,702

		$349,687,688

Textiles, Apparel & Luxury Goods — 1.1%
Columbia Sportswear Co.	786,626	$65,014,639

		$65,014,639

Total Common Stocks (identified cost $3,621,050,809)		$5,395,090,519

Short-Term Investments — 6.4%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(2)	$ 368,471	$368,470,808

Total Short-Term Investments (identified cost $368,470,808)		$368,470,808

Total Investments — 100.2% (identified cost $3,989,521,617)		$5,763,561,327

Other Assets, Less Liabilities — (0.2)%		$(9,220,402)

Net Assets — 100.0%		$5,754,340,925

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2014.

16	See Notes to Financial Statements.

SMID-Cap Portfolio

March 31, 2014

Statement of Assets and Liabilities (Unaudited)

Assets	March 31, 2014
Unaffiliated investments, at value (identified cost, $3,621,050,809)	$5,395,090,519
Affiliated investment, at value (identified cost, $368,470,808)	368,470,808
Dividends receivable	1,969,988
Interest receivable from affiliated investment	42,561
Receivable for investments sold	28,860,259
Total assets	$5,794,434,135

Liabilities
Payable for investments purchased	$35,812,629
Payable to affiliates:
Investment adviser fee	4,115,378
Accrued expenses	165,203
Total liabilities	$40,093,210
Net Assets applicable to investors’ interest in Portfolio	$5,754,340,925

Sources of Net Assets
Investors’ capital	$3,980,301,215
Net unrealized appreciation	1,774,039,710
Total	$5,754,340,925

17	See Notes to Financial Statements.

SMID-Cap Portfolio

March 31, 2014

Statement of Operations (Unaudited)

Investment Income	Six Months Ended March 31, 2014
Dividends	$19,248,052
Interest allocated from affiliated investment	237,265
Expenses allocated from affiliated investment	(24,194)
Total investment income	$19,461,123

Expenses
Investment adviser fee	$23,484,540
Trustees’ fees and expenses	34,000
Custodian fee	438,571
Legal and accounting services	69,091
Miscellaneous	67,489
Total expenses	$24,093,691

Net investment loss	$(4,632,568)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$40,055,827
Investment transactions allocated from affiliated investment	2,639
Net realized gain	$40,058,466
Change in unrealized appreciation (depreciation) —
Investments	$340,566,998
Net change in unrealized appreciation (depreciation)	$340,566,998

Net realized and unrealized gain	$380,625,464

Net increase in net assets from operations	$375,992,896

18	See Notes to Financial Statements.

SMID-Cap Portfolio

March 31, 2014

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended March 31, 2014 (Unaudited)	Year Ended September 30, 2013
From operations —
Net investment income (loss)	$(4,632,568)	$5,101,228
Net realized gain from investment transactions	40,058,466	37,674,854	(1)
Net change in unrealized appreciation (depreciation) from investments	340,566,998	1,009,849,280
Net increase in net assets from operations	$375,992,896	$1,052,625,362
Capital transactions —
Contributions	$397,730,967	$1,121,088,986
Withdrawals	(109,929,622)	(154,537,608)
Net increase in net assets from capital transactions	$287,801,345	$966,551,378

Net increase in net assets	$663,794,241	$2,019,176,740

Net Assets
At beginning of period	$5,090,546,684	$3,071,369,944
At end of period	$5,754,340,925	$5,090,546,684

(1)	Includes $15,891,640 of net realized gains from redemptions in-kind.

19	See Notes to Financial Statements.

SMID-Cap Portfolio

March 31, 2014

Supplementary Data

	Six Months Ended March 31, 2014 (Unaudited)		Year Ended September 30,
Ratios/Supplemental Data			2013	2012	2011	2010	2009
Ratios (as a percentage of average daily net assets):
Expenses(1)(2)	0.87	%(3)	0.89%	0.94%	0.95%	0.95%	0.96%
Net investment income (loss)	(0.17	)%(3)	0.12%	(0.14)%	(0.26)%	(0.36)%	(0.24)%
Portfolio Turnover	2	%(4)	9%	6%	19%	20%	33%

Total Return	7.31	%(4)	29.07%	29.50%	3.98%	12.05%	5.71%

Net assets, end of period (000’s omitted)	$5,754,341		$5,090,547	$3,071,370	$1,397,652	$574,748	$186,908

(1)

The investment adviser waived a portion of its investment adviser fee and/or subsidized certain operating expenses (equal to 0.04%, 0.12% and 0.18% of average daily net assets for the years ended September 30, 2011, 2010 and 2009, respectively). A portion of the waiver and subsidy was borne by the sub-adviser. Absent this waiver and/or subsidy, total return would be lower.

(2)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(3)	Annualized.

(4)	Not annualized.

20	See Notes to Financial Statements.

SMID-Cap Portfolio

March 31, 2014

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

SMID-Cap Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to seek long-term capital growth. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At March 31, 2014, Eaton Vance Atlanta Capital SMID-Cap Fund held a 99.9% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Debt Obligations. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of March 31, 2014, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

21

SMID-Cap Portfolio

March 31, 2014

Notes to Financial Statements (Unaudited) — continued

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Interim Financial Statements — The interim financial statements relating to March 31, 2014 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 1.00% of the Portfolio’s average daily net assets up to $500 million, 0.9375% on net assets of $500 million but less than $1 billion, 0.875% on net assets of $1 billion but less than $2.5 billion, 0.8125% on net assets of $2.5 billion but less than $5 billion and 0.75% on net assets of $5 billion and over, and is payable monthly. Pursuant to a fee reduction agreement effective May 1, 2014, the fee will be computed at an annual rate of 0.75% on net assets of $5 billion but less than $7.5 billion and 0.73% on net assets of $7.5 billion and over. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by the vote of a majority of the holders of interest in the Portfolio. For the six months ended March 31, 2014, the Portfolio’s investment adviser fee amounted to $23,484,540 or 0.85% (annualized) of the Portfolio’s average daily net assets. Pursuant to a sub-advisory agreement, BMR pays Atlanta Capital Management Company, LLC (Atlanta Capital), an affiliate of EVM, a portion of its adviser fee for sub-advisory services provided to the Portfolio. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2014, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $330,554,081 and $112,439,244, respectively, for the six months ended March 31, 2014.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$3,993,987,161

Gross unrealized appreciation	$1,769,574,166
Gross unrealized depreciation	—

Net unrealized appreciation	$1,769,574,166

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended March 31, 2014.

22

SMID-Cap Portfolio

March 31, 2014

Notes to Financial Statements (Unaudited) — continued

6  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total

Common Stocks	$5,395,090,519	*	$—	$—	$5,395,090,519
Short-Term Investments	—		368,470,808	—	368,470,808

Total Investments	$5,395,090,519		$368,470,808	$—	$5,763,561,327

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of September 30, 2013 whose fair value was determined using Level 3 inputs. At March 31, 2014, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

23

Eaton Vance

Atlanta Capital SMID-Cap Fund

March 31, 2014

Officers and Trustees

Officers of Eaton Vance Atlanta Capital SMID-Cap Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of SMID-Cap Portfolio

Thomas E. Faust Jr.

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Atlanta Capital SMID-Cap Fund and SMID-Cap Portfolio

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Allen R. Freedman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Harriett Tee Taggart

*	Interested Trustee

24

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

25

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Investment Adviser of SMID-Cap Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Sub-Adviser of SMID-Cap Portfolio

Atlanta Capital Management Company, LLC

1075 Peachtree Street NE

Suite 2100

Atlanta, GA 30309

Administrator of Eaton Vance Atlanta Capital SMID-Cap Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7726 3.31.14

Eaton Vance

Atlanta Capital

Focused Growth Fund

Semiannual Report

March 31, 2014

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report March 31, 2014

Eaton Vance

Atlanta Capital Focused Growth Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Officers and Trustees	18

Important Notices	19

Eaton Vance

Atlanta Capital Focused Growth Fund

March 31, 2014

Performance1,2

Portfolio Managers Richard B. England, CFA and Paul J. Marshall, CFA, each of Atlanta Capital Management Company, LLC.

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	11/28/2003	04/30/2002	12.24%	18.73%	18.23%	6.44%
Class A with 5.75% Maximum Sales Charge	—	—	5.75	11.91	16.84	5.81
Class C at NAV	05/02/2011	04/30/2002	11.81	17.81	17.75	6.22
Class C with 1% Maximum Sales Charge	—	—	10.81	16.81	17.75	6.22
Class I at NAV	04/30/2002	04/30/2002	12.39	19.05	18.57	6.70
Russell 1000 Growth Index	—	—	11.67%	23.22%	21.66%	7.86%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
				1.12%	1.87%	0.87%

Fund Profile

Top 10 Holdings (% of net assets)4

Monsanto Co.	7.0%
Apple, Inc.	6.1
Google, Inc., Class A	5.8
QUALCOMM, Inc.	5.6
Gilead Sciences, Inc.	5.0
Schlumberger, Ltd.	4.6
Philip Morris International, Inc.	4.6
Costco Wholesale Corp.	4.1
Walt Disney Co. (The)	3.7
Amazon.com, Inc..	3.7
Total	50.2%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to eatonvance.com.

2

Eaton Vance

Atlanta Capital Focused Growth Fund

March 31, 2014

Endnotes and Additional Disclosures

[1]

Russell 1000 Growth Index is an unmanaged index of U.S. large-cap growth stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the performance table, the performance of Class C is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus.

[4]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Atlanta Capital Focused Growth Fund

March 31, 2014

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2013 – March 31, 2014).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (10/1/13)	Ending Account Value (3/31/14)	Expenses Paid During Period* (10/1/13 – 3/31/14)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,122.40	$5.71	1.08%
Class C	$1,000.00	$1,118.10	$9.66	1.83%
Class I	$1,000.00	$1,123.90	$4.40	0.83%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.50	$5.44	1.08%
Class C	$1,000.00	$1,015.80	$9.20	1.83%
Class I	$1,000.00	$1,020.80	$4.18	0.83%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2013.

4

Eaton Vance

Atlanta Capital Focused Growth Fund

March 31, 2014

Portfolio of Investments (Unaudited)

Common Stocks — 97.5%

Security	Shares	Value

Biotechnology — 5.0%
Gilead Sciences, Inc.(1)	130,829	$9,270,543

		$9,270,543

Capital Markets — 2.9%
T. Rowe Price Group, Inc.	64,554	$5,316,022

		$5,316,022

Chemicals — 8.8%
Monsanto Co.	112,132	$12,757,258
Praxair, Inc.	25,262	3,308,564

		$16,065,822

Communications Equipment — 7.6%
Juniper Networks, Inc.(1)	143,211	$3,689,115
QUALCOMM, Inc.	130,175	10,265,601

		$13,954,716

Diversified Financial Services — 2.6%
IntercontinentalExchange Group, Inc.	24,118	$4,771,264

		$4,771,264

Electrical Equipment — 4.6%
Eaton Corp. PLC	76,818	$5,770,568
Rockwell Automation, Inc.	21,102	2,628,254

		$8,398,822

Energy Equipment & Services — 4.6%
Schlumberger, Ltd.	87,423	$8,523,743

		$8,523,743

Food & Staples Retailing — 4.1%
Costco Wholesale Corp.	66,606	$7,438,558

		$7,438,558

Health Care Providers & Services — 3.5%
Express Scripts Holding Co.(1)	86,578	$6,501,142

		$6,501,142

Hotels, Restaurants & Leisure — 3.5%
Starbucks Corp.	87,424	$6,415,173

		$6,415,173

Security	Shares	Value

Industrial Conglomerates — 3.3%
Danaher Corp.	80,956	$6,071,700

		$6,071,700

Internet & Catalog Retail — 5.3%
Amazon.com, Inc.(1)	20,072	$6,754,629
priceline.com, Inc.(1)	2,440	2,908,212

		$9,662,841

Internet Software & Services — 8.3%
eBay, Inc.(1)	81,871	$4,522,554
Google, Inc., Class A(1)	9,574	10,670,319

		$15,192,873

Media — 3.7%
Walt Disney Co. (The)	85,248	$6,825,807

		$6,825,807

Pharmaceuticals — 5.0%
Bristol-Myers Squibb Co.	88,344	$4,589,471
Perrigo Co. PLC	30,128	4,659,596

		$9,249,067

Road & Rail — 4.5%
Genesee & Wyoming, Inc., Class A(1)	30,723	$2,989,962
Union Pacific Corp.	27,757	5,208,879

		$8,198,841

Semiconductors & Semiconductor Equipment — 2.9%
Texas Instruments, Inc.	111,280	$5,246,852

		$5,246,852

Software — 3.2%
Informatica Corp.(1)	45,784	$1,729,719
VMware, Inc., Class A(1)	37,945	4,098,819

		$5,828,538

Specialty Retail — 2.1%
Lowe’s Companies, Inc.	77,784	$3,803,638

		$3,803,638

5	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Focused Growth Fund

March 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Technology Hardware, Storage & Peripherals — 6.1%
Apple, Inc.	20,886	$11,210,352

		$11,210,352

Textiles, Apparel & Luxury Goods — 1.3%
Michael Kors Holdings, Ltd.(1)	25,972	$2,422,408

		$2,422,408

Tobacco — 4.6%
Philip Morris International, Inc.	102,791	$8,415,499

		$8,415,499

Total Common Stocks (identified cost $132,220,283)		$178,784,221

Short-Term Investments — 3.5%

Description	Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.14%(2)	$6,450	$6,449,624

Total Short-Term Investments (identified cost $6,449,624)		$6,449,624

Total Investments — 101.0% (identified cost $138,669,907)		$185,233,845

Other Assets, Less Liabilities — (1.0)%		$(1,778,511)

Net Assets — 100.0%		$183,455,334

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2014.

6	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Focused Growth Fund

March 31, 2014

Statement of Assets and Liabilities (Unaudited)

Assets	March 31, 2014
Unaffiliated investments, at value (identified cost, $132,220,283)	$178,784,221
Affiliated investment, at value (identified cost, $6,449,624)	6,449,624
Dividends receivable	163,106
Interest receivable from affiliated investment	823
Receivable for investments sold	291,577
Receivable for Fund shares sold	369,570
Total assets	$186,058,921

Liabilities
Payable for investments purchased	$2,090,448
Payable for Fund shares redeemed	341,893
Payable to affiliates:
Investment adviser fee	102,140
Distribution and service fees	20,471
Accrued expenses	48,635
Total liabilities	$2,603,587
Net Assets	$183,455,334

Sources of Net Assets
Paid-in capital	$129,902,594
Accumulated net realized gain	6,770,152
Accumulated undistributed net investment income	218,650
Net unrealized appreciation	46,563,938
Total	$183,455,334

Class A Shares
Net Assets	$78,884,717
Shares Outstanding	5,387,451
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$14.64
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$15.53

Class C Shares
Net Assets	$4,063,999
Shares Outstanding	282,095
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$14.41

Class I Shares
Net Assets	$100,506,618
Shares Outstanding	7,243,512
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$13.88

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

7	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Focused Growth Fund

March 31, 2014

Statement of Operations (Unaudited)

Investment Income	Six Months Ended March 31, 2014
Dividends	$1,132,506
Interest allocated from affiliated investment	3,344
Expenses allocated from affiliated investment	(327)
Total investment income	$1,135,523

Expenses
Investment adviser fee	$567,370
Distribution and service fees
Class A	97,821
Class C	20,158
Trustees’ fees and expenses	3,910
Custodian fee	28,128
Transfer and dividend disbursing agent fees	60,987
Legal and accounting services	14,178
Printing and postage	10,867
Registration fees	30,564
Miscellaneous	8,147
Total expenses	$842,130

Net investment income	$293,393

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$11,193,806
Investment transactions allocated from affiliated investment	29
Net realized gain	$11,193,835
Change in unrealized appreciation (depreciation) —
Investments	$8,591,487
Net change in unrealized appreciation (depreciation)	$8,591,487

Net realized and unrealized gain	$19,785,322

Net increase in net assets from operations	$20,078,715

8	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Focused Growth Fund

March 31, 2014

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended March 31, 2014 (Unaudited)	Year Ended September 30, 2013
From operations —
Net investment income	$293,393	$731,417
Net realized gain from investment and foreign currency transactions	11,193,835	607,257
Net change in unrealized appreciation (depreciation) from investments	8,591,487	18,711,398
Net increase in net assets from operations	$20,078,715	$20,050,072
Distributions to shareholders —
From net investment income
Class A	$(139,084)	$—
Class I	(402,924)	(82,840)
From net realized gain
Class A	(1,673,236)	—
Class C	(75,645)	—
Class I	(2,026,793)	—
Total distributions to shareholders	$(4,317,682)	$(82,840)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$9,694,983	$26,789,934
Class C	537,745	1,282,295
Class I	20,654,038	35,216,353
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,689,200	—
Class C	58,742	—
Class I	2,322,357	77,995
Cost of shares redeemed
Class A	(19,288,046)	(25,435,687)
Class C	(676,214)	(1,333,917)
Class I	(21,948,417)	(59,976,884)
Net decrease in net assets from Fund share transactions	$(6,955,612)	$(23,379,911)

Net increase (decrease) in net assets	$8,805,421	$(3,412,679)

Net Assets
At beginning of period	$174,649,913	$178,062,592
At end of period	$183,455,334	$174,649,913

Accumulated undistributed net investment income included in net assets
At end of period	$218,650	$467,265

9	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Focused Growth Fund

March 31, 2014

Financial Highlights

	Class A
	Six Months Ended March 31, 2014 (Unaudited)		Year Ended September 30,
			2013	2012		2011		2010		2009
Net asset value — Beginning of period	$13.360		$12.000	$9.770		$9.540		$8.780		$9.730

Income (Loss) From Operations
Net investment income (loss)(1)	$0.016		$0.035	$(0.038)		$(0.065)		$(0.026)		$0.038
Net realized and unrealized gain (loss)	1.606		1.325	2.268		0.295		0.832		(0.487)

Total income (loss) from operations	$1.622		$1.360	$2.230		$0.230		$0.806		$(0.449)

Less Distributions
From net investment income	$(0.026)		$—	$—		$—		$(0.046)		$—
From net realized gain	(0.316)		—	—		—		—		(0.501)

Total distributions	$(0.342)		$—	$—		$—		$(0.046)		$(0.501)

Net asset value — End of period	$14.640		$13.360	$12.000		$9.770		$9.540		$8.780

Total Return(2)	12.24	%(3)	11.33%	22.82%		2.41%		9.21%		(2.89)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$78,885		$79,626	$69,679		$45,044		$8,706		$8,451
Ratios (as a percentage of average daily net assets):
Expenses(4)	1.08	%(5)	1.12%	1.17	%(6)	1.25	%(6)(7)	1.25	%(6)(7)	1.25	%(6)(7)
Net investment income (loss)	0.22	%(5)	0.28%	(0.34)%		(0.58)%		(0.29)%		0.52%
Portfolio Turnover of the Portfolio(8)	—		—	60	%(3)	62%		152%		49%
Portfolio Turnover of the Fund	25	%(3)	53%	17	%(3)(9)	—		—		—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(7)

The investment adviser of the Portfolio waived a portion of its investment adviser fee and/or the administrator of the Fund subsidized certain operating expenses (equal to 0.11%, 0.43% and 0.50% of average daily net assets for the years ended September 30, 2011, 2010 and 2009, respectively). A portion of the waiver and subsidy was borne by the sub-adviser of the Portfolio. Absent this waiver and subsidy, total return would be lower.

(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(9)	For the period from July 23, 2012 through September 30, 2012 when the Fund was making investments directly in securities.

References to Portfolio herein are to Focused Growth Portfolio, a Massachusetts business trust having the same investment objective and policies as the Fund, in which the Fund invested all of its investable assets prior to July 23, 2012.

10	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Focused Growth Fund

March 31, 2014

Financial Highlights — continued

	Class C
	Six Months Ended March 31, 2014 (Unaudited)		Year Ended September 30,			Period Ended September 30, 2011(1)
			2013	2012
Net asset value — Beginning of period	$13.140		$11.880	$9.750		$11.920

Income (Loss) From Operations
Net investment loss(2)	$(0.037)		$(0.058)	$(0.121)		$(0.067)
Net realized and unrealized gain (loss)	1.579		1.318	2.251		(2.103)

Total income (loss) from operations	$1.542		$1.260	$2.130		$(2.170)

Less Distributions
From net realized gain	$(0.272)		$—	$—		$—

Total distributions	$(0.272)		$—	$—		$—

Net asset value — End of period	$14.410		$13.140	$11.880		$9.750

Total Return(3)	11.81	%(4)	10.61%	21.85%		(18.20	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,064		$3,776	$3,443		$1,449
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.83	%(6)	1.87%	1.91	%(7)	2.00	%(6)(7)(8)
Net investment loss	(0.52	)%(6)	(0.47)%	(1.08)%		(1.49	)%(6)
Portfolio Turnover of the Portfolio(9)	—		—	60	%(4)	62	%(10)
Portfolio Turnover of the Fund	25	%(4)	53%	17	%(4)(11)	—

(1)	For the period from the commencement of operations, May 2, 2011, to September 30, 2011.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(8)

The administrator of the Fund subsidized certain operating expenses (equal to 0.11% of average daily net assets for the period ended September 30, 2011). A portion of the subsidy was borne by the sub-adviser of the Portfolio. Absent this subsidy, total return would be lower.

(9)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(10)	For the Portfolio’s year ended September 30, 2011.

(11)	For the period from July 23, 2012 through September 30, 2012 when the Fund was making investments directly in securities.

References to Portfolio herein are to Focused Growth Portfolio, a Massachusetts business trust having the same investment objective and policies as the Fund, in which the Fund invested all of its investable assets prior to July 23, 2012.

11	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Focused Growth Fund

March 31, 2014

Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2014 (Unaudited)		Year Ended September 30,
			2013	2012		2011		2010		2009
Net asset value — Beginning of period	$12.700		$11.380	$9.240		$9.010		$8.290		$9.240

Income (Loss) From Operations
Net investment income (loss)(1)	$0.032		$0.063	$(0.005)		$(0.034)		$(0.005)		$0.053
Net realized and unrealized gain (loss)	1.527		1.266	2.145		0.264		0.791		(0.476)

Total income (loss) from operations	$1.559		$1.329	$2.140		$0.230		$0.786		$(0.423)

Less Distributions
From net investment income	$(0.063)		$(0.009)	$—		$—		$(0.066)		$(0.026)
From net realized gain	(0.316)		—	—		—		—		(0.501)

Total distributions	$(0.379)		$(0.009)	$—		$—		$(0.066)		$(0.527)

Net asset value — End of period	$13.880		$12.700	$11.380		$9.240		$9.010		$8.290

Total Return(2)	12.39	%(3)	11.69%	23.16%		2.55%		9.51%		(2.64)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$100,507		$91,248	$104,941		$53,707		$21,275		$17,750
Ratios (as a percentage of average daily net assets):
Expenses(4)	0.83	%(5)	0.87%	0.92	%(6)	1.00	%(6)(7)	1.00	%(6)(7)	1.00	%(6)(7)
Net investment income (loss)	0.47	%(5)	0.53%	(0.04)%		(0.32)%		(0.06)%		0.76%
Portfolio Turnover of the Portfolio(8)	—		—	60	%(3)	62%		152%		49%
Portfolio Turnover of the Fund	25	%(3)	53%	17	%(3)(9)	—		—		—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(7)

The investment adviser of the Portfolio waived a portion of its investment adviser fee and/or the administrator of the Fund subsidized certain operating expenses (equal to 0.11%, 0.43% and 0.50% of average daily net assets for the years ended September 30, 2011, 2010 and 2009, respectively). A portion of the waiver and subsidy was borne by the sub-adviser of the Portfolio. Absent this waiver and subsidy, total return would be lower.

(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(9)	For the period from July 23, 2012 through September 30, 2012 when the Fund was making investments directly in securities.

References to Portfolio herein are to Focused Growth Portfolio, a Massachusetts business trust having the same investment objective and policies as the Fund, in which the Fund invested all of its investable assets prior to July 23, 2012.

12	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Focused Growth Fund

March 31, 2014

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Atlanta Capital Focused Growth Fund (the Fund) is a non-diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital growth. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Debt Obligations. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of March 31, 2014, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

13

Eaton Vance

Atlanta Capital Focused Growth Fund

March 31, 2014

Notes to Financial Statements (Unaudited) — continued

G  Foreign Currency Translation — Other assets and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J  Interim Financial Statements — The interim financial statements relating to March 31, 2014 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.65% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the six months ended March 31, 2014, the investment adviser fee amounted to $567,370 or 0.65% (annualized) of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, BMR pays Atlanta Capital Management Company, LLC (Atlanta Capital), an affiliate of EVM, a portion of its adviser fee for sub-advisory services provided to the Fund. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM serves as the administrator to the Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2014, EVM earned $7,922 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $5,127 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2014. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser and administrator may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2014, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended March 31, 2014 amounted to $97,821 for Class A shares.

14

Eaton Vance

Atlanta Capital Focused Growth Fund

March 31, 2014

Notes to Financial Statements (Unaudited) — continued

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended March 31, 2014, the Fund paid or accrued to EVD $15,118 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended March 31, 2014 amounted to $5,040 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended March 31, 2014, the Fund was informed that EVD received approximately $2,000 of CDSCs paid by Class A shareholders and no CDSCs paid by Class C shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $42,355,579 and $54,755,649, respectively, for the six months ended March 31, 2014.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended March 31, 2014 (Unaudited)	Year Ended September 30, 2013

Sales	673,450	2,174,469
Issued to shareholders electing to receive payments of distributions in Fund shares	119,717	—
Redemptions	(1,363,818)	(2,023,389)

Net increase (decrease)	(570,651)	151,080

Class C	Six Months Ended March 31, 2014 (Unaudited)	Year Ended September 30, 2013

Sales	38,415	105,345
Issued to shareholders electing to receive payments of distributions in Fund shares	4,223	—
Redemptions	(48,013)	(107,585)

Net decrease	(5,375)	(2,240)

15

Eaton Vance

Atlanta Capital Focused Growth Fund

March 31, 2014

Notes to Financial Statements (Unaudited) — continued

Class I	Six Months Ended March 31, 2014 (Unaudited)	Year Ended September 30, 2013

Sales	1,502,525	2,954,356
Issued to shareholders electing to receive payments of distributions in Fund shares	173,829	6,952
Redemptions	(1,618,122)	(4,995,068)

Net increase (decrease)	58,232	(2,033,760)

8  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$139,515,954

Gross unrealized appreciation	$46,863,488
Gross unrealized depreciation	(1,145,597)

Net unrealized appreciation	$45,717,891

9  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2014.

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2014, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total

Common Stocks	$178,784,221	*	$—	$—	$178,784,221
Short-Term Investments	—		6,449,624	—	6,449,624

Total Investments	$178,784,221		$6,449,624	$—	$185,233,845

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

16

Eaton Vance

Atlanta Capital Focused Growth Fund

March 31, 2014

Notes to Financial Statements (Unaudited) — continued

The Fund held no investments or other financial instruments as of September 30, 2013 whose fair value was determined using Level 3 inputs. At March 31, 2014, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

17

Eaton Vance

Atlanta Capital Focused Growth Fund

March 31, 2014

Officers and Trustees

Officers of Eaton Vance Atlanta Capital Focused Growth Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Atlanta Capital Focused Growth Fund

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Allen R. Freedman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Harriett Tee Taggart

*	Interested Trustee

18

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

19

This Page Intentionally Left Blank

Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Sub-Adviser

Atlanta Capital Management Company, LLC

1075 Peachtree Street NE

Suite 2100

Atlanta, GA 30309

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7725    3.31.14

Eaton Vance

Atlanta Capital

Select Equity Fund

Semiannual Report

March 31, 2014

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report March 31, 2014

Eaton Vance

Atlanta Capital Select Equity Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Officers and Trustees	18

Important Notices	19

Eaton Vance

Atlanta Capital Select Equity Fund

March 31, 2014

Performance1,2

Portfolio Managers William O. Bell IV, CFA, W. Matthew Hereford, CFA and Charles B. Reed, CFA, each of Atlanta Capital Management Company, LLC.

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	01/03/2012	01/03/2012	7.44%	15.89%	—	20.53%
Class A with 5.75% Maximum Sales Charge	—	—	1.27	9.21	—	17.39
Class C at NAV	03/19/2013	01/03/2012	7.04	15.06	—	20.10
Class C with 1% Maximum Sales Charge	—	—	6.04	14.06	—	20.10
Class I at NAV	01/03/2012	01/03/2012	7.56	16.18	—	20.80
Russell 1000 Index	—	—	12.48%	22.41%	21.72%	21.88%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				1.49%	2.24%	1.24%
Net				1.21	1.96	0.96

Fund Profile

Sector Allocation (% of net assets)4,5

Top 10 Holdings (% of net assets)5

Markel Corp.	6.0%
TJX Cos., Inc. (The)	5.9
Wal-Mart Stores, Inc.	5.6
Covidien PLC	4.5
Berkshire Hathaway, Inc., Class B	4.4
Health Care Select Sector SPDR Fund (The)	4.3
ANSYS, Inc.	4.2
Affiliated Managers Group, Inc.	3.9
Danaher Corp.	3.7
Oracle Corp.	3.7
Total	46.2%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to eatonvance.com.

2

Eaton Vance

Atlanta Capital Select Equity Fund

March 31, 2014

Endnotes and Additional Disclosures

[1]

Russell 1000 Index is an unmanaged index of 1,000 U.S. large- cap stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the performance table, the performance of Class C is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 1/31/15. Without the reimbursement, performance would have been lower.

[4]

The Fund may obtain exposure to certain market segments through investments in Exchange-Traded Funds (ETFs). For purposes of the charts, the Fund’s investments in ETFs are included based on the portfolio composition of each ETF.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Atlanta Capital Select Equity Fund

March 31, 2014

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2013 – March 31, 2014).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (10/1/13)	Ending Account Value (3/31/14)	Expenses Paid During Period* (10/1/13 – 3/31/14)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,074.40	$6.21	**	1.20%
Class C	$1,000.00	$1,070.40	$10.07	**	1.95%
Class I	$1,000.00	$1,075.60	$4.92	**	0.95%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.90	$6.04	**	1.20%
Class C	$1,000.00	$1,015.20	$9.80	**	1.95%
Class I	$1,000.00	$1,020.20	$4.78	**	0.95%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2013.

**	Absent an allocation of certain expenses to affiliates, the expenses would be higher.

4

Eaton Vance

Atlanta Capital Select Equity Fund

March 31, 2014

Portfolio of Investments (Unaudited)

Common Stocks — 89.5%

Security	Shares	Value

Banks — 3.4%
U.S. Bancorp	81,249	$3,482,332

		$3,482,332

Beverages — 2.5%
Diageo PLC ADR	20,896	$2,603,433

		$2,603,433

Capital Markets — 7.3%
Affiliated Managers Group, Inc.(1)	20,098	$4,020,605
TD Ameritrade Holding Corp.	100,420	3,409,259

		$7,429,864

Chemicals — 4.4%
Praxair, Inc.	15,265	$1,999,257
Sherwin-Williams Co. (The)	12,661	2,495,863

		$4,495,120

Commercial Services & Supplies — 2.5%
Tyco International, Ltd.	59,945	$2,541,668

		$2,541,668

Communications Equipment — 2.2%
QUALCOMM, Inc.	29,105	$2,295,220

		$2,295,220

Containers & Packaging — 2.5%
Ball Corp.	47,054	$2,579,030

		$2,579,030

Distributors — 2.8%
LKQ Corp.(1)	109,438	$2,883,691

		$2,883,691

Diversified Financial Services — 4.4%
Berkshire Hathaway, Inc., Class B(1)	36,401	$4,549,033

		$4,549,033

Food & Staples Retailing — 5.6%
Wal-Mart Stores, Inc.	75,331	$5,757,548

		$5,757,548

Security	Shares	Value

Food Products — 2.3%
Nestle SA ADR	30,743	$2,312,489

		$2,312,489

Health Care Equipment & Supplies — 7.7%
Covidien PLC	62,022	$4,568,540
DENTSPLY International, Inc.	72,420	3,334,217

		$7,902,757

Health Care Providers & Services — 3.0%
Henry Schein, Inc.(1)	25,976	$3,100,755

		$3,100,755

Industrial Conglomerates — 3.7%
Danaher Corp.	50,742	$3,805,650

		$3,805,650

Insurance — 9.5%
Markel Corp.(1)	10,253	$6,111,813
White Mountains Insurance Group, Ltd.	6,020	3,611,398

		$9,723,211

Machinery — 3.0%
Pall Corp.	34,443	$3,081,615

		$3,081,615

Media — 2.0%
Scripps Networks Interactive, Class A	26,784	$2,033,174

		$2,033,174

Professional Services — 1.9%
Verisk Analytics, Inc., Class A(1)	32,642	$1,957,214

		$1,957,214

Software — 7.9%
ANSYS, Inc.(1)	55,496	$4,274,302
Oracle Corp.	92,188	3,771,411

		$8,045,713

Specialty Retail — 10.9%
O’Reilly Automotive, Inc.(1)	17,675	$2,622,793
Ross Stores, Inc.	34,303	2,454,380

5	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Select Equity Fund

March 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Specialty Retail (continued)
TJX Cos., Inc. (The)	99,617	$6,041,771

		$11,118,944

Total Common Stocks (identified cost $76,788,835)		$91,698,461

Exchange-Traded Funds — 4.3%

Security	Shares	Value
Health Care Select Sector SPDR Fund (The)	74,291	$4,345,281

Total Exchange-Traded Funds (identified cost $3,409,573)		$4,345,281

Short-Term Investments — 6.1%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(2)	$6,248	$6,247,893

Total Short-Term Investments (identified cost $6,247,893)		$6,247,893

Total Investments — 99.9% (identified cost $86,446,301)		$102,291,635

Other Assets, Less Liabilities — 0.1%		$127,858

Net Assets — 100.0%		$102,419,493

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	–	American Depositary Receipt

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2014.

6	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Select Equity Fund

March 31, 2014

Statement of Assets and Liabilities (Unaudited)

Assets	March 31, 2014
Unaffiliated investments, at value (identified cost, $80,198,408)	$96,043,742
Affiliated investment, at value (identified cost, $6,247,893)	6,247,893
Dividends receivable	100,263
Interest receivable from affiliated investment	916
Receivable for Fund shares sold	265,503
Tax reclaims receivable	2,838
Receivable from affiliates	950
Total assets	$102,662,105

Liabilities
Payable for Fund shares redeemed	$127,898
Payable to affiliates:
Investment adviser and administration fee	77,546
Distribution and service fees	16,229
Accrued expenses	20,939
Total liabilities	$242,612
Net Assets	$102,419,493

Sources of Net Assets
Paid-in capital	$87,379,353
Accumulated net realized loss	(759,310)
Accumulated net investment loss	(45,884)
Net unrealized appreciation	15,845,334
Total	$102,419,493

Class A Shares
Net Assets	$42,993,847
Shares Outstanding	2,843,211
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$15.12
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$16.04

Class C Shares
Net Assets	$8,723,038
Shares Outstanding	581,410
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$15.00

Class I Shares
Net Assets	$50,702,608
Shares Outstanding	3,342,141
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$15.17

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

7	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Select Equity Fund

March 31, 2014

Statement of Operations (Unaudited)

Investment Income	Six Months Ended March 31, 2014
Dividends (net of foreign taxes, $2,721)	$524,542
Interest allocated from affiliated investment	5,898
Expenses allocated from affiliated investment	(592)
Total investment income	$529,848

Expenses
Investment adviser and administration fee	$408,039
Distribution and service fees
Class A	47,230
Class C	34,357
Trustees’ fees and expenses	2,608
Custodian fee	23,603
Transfer and dividend disbursing agent fees	27,806
Legal and accounting services	17,654
Printing and postage	10,658
Registration fees	28,095
Miscellaneous	6,771
Total expenses	$606,821
Deduct —
Allocation of expenses to affiliates	$39,105
Total expense reductions	$39,105

Net expenses	$567,716

Net investment loss	$(37,868)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(427,837)
Investment transactions allocated from affiliated investment	70
Net realized loss	$(427,767)
Change in unrealized appreciation (depreciation) —
Investments	$6,865,787
Net change in unrealized appreciation (depreciation)	$6,865,787

Net realized and unrealized gain	$6,438,020

Net increase in net assets from operations	$6,400,152

8	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Select Equity Fund

March 31, 2014

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended March 31, 2014 (Unaudited)	Year Ended September 30, 2013
From operations —
Net investment income (loss)	$(37,868)	$3,313
Net realized loss from investment transactions	(427,767)	(15,299)
Net change in unrealized appreciation (depreciation) from investments	6,865,787	7,702,108
Net increase in net assets from operations	$6,400,152	$7,690,122
Distributions to shareholders —
From net investment income
Class I	$—	$(17,489)
From net realized gain
Class A	(122,677)	(8,695)
Class C	(21,446)	—
Class I	(175,077)	(64,708)
Total distributions to shareholders	$(319,200)	$(90,892)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$16,056,096	$24,889,264
Class C	4,123,006	4,516,150
Class I	25,495,032	15,979,459
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	122,044	8,674
Class C	21,317	—
Class I	63,972	9,657
Cost of shares redeemed
Class A	(3,821,222)	(3,554,072)
Class C	(263,785)	(198,112)
Class I	(18,989,059)	(1,431,833)
Net increase in net assets from Fund share transactions	$22,807,401	$40,219,187

Net increase in net assets	$28,888,353	$47,818,417

Net Assets
At beginning of period	$73,531,140	$25,712,723
At end of period	$102,419,493	$73,531,140

Accumulated net investment loss and accumulated distributions in excess of net investment income, respectively, included in net assets
At end of period	$(45,884)	$(8,016)

9	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Select Equity Fund

March 31, 2014

Financial Highlights

	Class A
	Six Months Ended March 31, 2014 (Unaudited)		Year Ended September 30, 2013	Period Ended September 30, 2012(1)
Net asset value — Beginning of period	$14.120		$11.770	$10.000

Income (Loss) From Operations
Net investment loss(2)	$(0.012)		$(0.025)	$(0.022)
Net realized and unrealized gain	1.060		2.396	1.792

Total income from operations	$1.048		$2.371	$1.770

Less Distributions
From net realized gain	$(0.048)		$(0.021)	$—

Total distributions	$(0.048)		$(0.021)	$—

Net asset value — End of period	$15.120		$14.120	$11.770

Total Return(3)	7.44	%(4)	20.18%	17.70	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$42,994		$28,280	$4,690
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.20	%(6)	1.20%	1.20	%(6)
Net investment loss	(0.16	)%(6)	(0.19)%	(0.27	)%(6)
Portfolio Turnover	21	%(4)	6%	12	%(4)

(1)	For the period from the start of business, January 3, 2012, to September 30, 2012.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)

The investment adviser, administrator and sub-adviser subsidized certain operating expenses (equal to 0.08%, 0.28% and 1.37% of average daily net assets for the six months ended March 31, 2014, the year ended September 30, 2013 and for the period from the start of business, January 3, 2012, to September 30, 2012, respectively). Absent this subsidy, total return would have been lower.

(6)	Annualized.

10	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Select Equity Fund

March 31, 2014

Financial Highlights — continued

	Class C
	Six Months Ended March 31, 2014 (Unaudited)		Period Ended September 30, 2013(1)
Net asset value — Beginning of period	$14.060		$12.920

Income (Loss) From Operations
Net investment loss(2)	$(0.066)		$(0.077)
Net realized and unrealized gain	1.054		1.217

Total income from operations	$0.988		$1.140

Less Distributions
From net realized gain	$(0.048)		$—

Total distributions	$(0.048)		$—

Net asset value — End of period	$15.000		$14.060

Total Return(3)	7.04	%(4)	8.82	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$8,723		$4,452
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.95	%(6)	1.95	%(6)
Net investment loss	(0.89	)%(6)	(1.04	)%(6)
Portfolio Turnover	21	%(4)	6	%(4)

(1)	For the period from the commencement of operations, March 19, 2013, to September 30, 2013.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)

The investment adviser, administrator and sub-adviser subsidized certain operating expenses (equal to 0.08% and 0.28% of average daily net assets for the six months ended March 31, 2014 and for the period from the commencement of operations, March 19, 2013, to September 30, 2013, respectively). Absent this subsidy, total return would have been lower.

(6)	Annualized.

11	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Select Equity Fund

March 31, 2014

Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2014 (Unaudited)		Year Ended September 30, 2013	Period Ended September 30, 2012(1)
Net asset value — Beginning of period	$14.150		$11.790	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.006		$0.017	$0.002
Net realized and unrealized gain	1.062		2.385	1.788

Total income from operations	$1.068		$2.402	$1.790

Less Distributions
From net investment income	$—		$(0.009)	$—
From net realized gain	(0.048)		(0.033)	—

Total distributions	$(0.048)		$(0.042)	$—

Net asset value — End of period	$15.170		$14.150	$11.790

Total Return(3)	7.56	%(4)	20.45%	17.90	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$50,703		$40,798	$21,023
Ratios (as a percentage of average daily net assets):
Expenses(5)	0.95	%(6)	0.95%	0.95	%(6)
Net investment income	0.08	%(6)	0.13%	0.02	%(6)
Portfolio Turnover	21	%(4)	6%	12	%(4)

(1)	For the period from the start of business, January 3, 2012, to September 30, 2012.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)

The investment adviser, administrator and sub-adviser subsidized certain operating expenses (equal to 0.08%, 0.28% and 1.37% of average daily net assets for the six months ended March 31, 2014, the year ended September 30, 2013 and for the period from the start of business, January 3, 2012, to September 30, 2012, respectively). Absent this subsidy, total return would have been lower.

(6)	Annualized.

12	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Select Equity Fund

March 31, 2014

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Atlanta Capital Select Equity Fund (the Fund) is a non-diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital growth. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Debt Obligations. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At September 30, 2013, the Fund, for federal income tax purposes, had deferred capital losses of $14,732 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year.

Additionally, at September 30, 2013, the Fund had a late year ordinary loss of $8,016 which it has elected to defer to the following taxable year pursuant to income tax regulations. Late year ordinary losses represent certain specified losses realized in that portion of a taxable year after October 31 that are treated as ordinary for tax purposes plus ordinary losses attributable to that portion of a taxable year after December 31.

13

Eaton Vance

Atlanta Capital Select Equity Fund

March 31, 2014

Notes to Financial Statements (Unaudited) — continued

As of March 31, 2014, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to March 31, 2014 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.80% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the six months ended March 31, 2014, the investment adviser and administration fee amounted to $408,039 or 0.80% (annualized) of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM pays Atlanta Capital Management Company, LLC (Atlanta Capital), an affiliate of EVM, a portion of its adviser and administration fee for sub-advisory services provided to the Fund. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM and Atlanta Capital have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.20%, 1.95% and 0.95% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after January 31, 2015. Pursuant to this agreement, EVM and Atlanta Capital were allocated $39,105 in total of the Fund’s operating expenses for the six months ended March 31, 2014.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2014, EVM earned $1,056 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $22,243 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2014. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

14

Eaton Vance

Atlanta Capital Select Equity Fund

March 31, 2014

Notes to Financial Statements (Unaudited) — continued

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2014, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended March 31, 2014 amounted to $47,230 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended March 31, 2014, the Fund paid or accrued to EVD $25,768 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended March 31, 2014 amounted to $8,589 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended March 31, 2014, the Fund was informed that EVD received less than $100 of CDSCs paid by Class A shareholders and no CDSCs paid by Class C shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $42,423,077 and $19,681,082, respectively, for the six months ended March 31, 2014.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended March 31, 2014 (Unaudited)	Year Ended September 30, 2013

Sales	1,090,451	1,872,171
Issued to shareholders electing to receive payments of distributions in Fund shares	8,297	734
Redemptions	(258,439)	(268,446)

Net increase	840,309	1,604,459

15

Eaton Vance

Atlanta Capital Select Equity Fund

March 31, 2014

Notes to Financial Statements (Unaudited) — continued

Class C	Six Months Ended March 31, 2014 (Unaudited)	Period Ended September 30, 2013(1)

Sales	281,250	331,208
Issued to shareholders electing to receive payments of distributions in Fund shares	1,457	—
Redemptions	(17,962)	(14,543)

Net increase	264,745	316,665

Class I	Six Months Ended March 31, 2014 (Unaudited)	Year Ended September 30, 2013

Sales	1,726,591	1,205,967
Issued to shareholders electing to receive payments of distributions in Fund shares	4,337	817
Redemptions	(1,271,959)	(106,910)

Net increase	458,969	1,099,874

(1)	Class C commenced operations on March 19, 2013.

At March 31, 2014, an affiliate of EVM owned 17.4% of the value of the outstanding shares of the Fund.

8  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$86,443,912

Gross unrealized appreciation	$15,979,452
Gross unrealized depreciation	(131,729)

Net unrealized appreciation	$15,847,723

9  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2014.

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

16

Eaton Vance

Atlanta Capital Select Equity Fund

March 31, 2014

Notes to Financial Statements (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2014, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total

Common Stocks	$91,698,461	*	$—	$—	$91,698,461
Exchange-Traded Funds	4,345,281		—	—	4,345,281
Short-Term Investments	—		6,247,893	—	6,247,893

Total Investments	$96,043,742		$6,247,893	$—	$102,291,635

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of September 30, 2013 whose fair value was determined using Level 3 inputs. At March 31, 2014, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

17

Eaton Vance

Atlanta Capital Select Equity Fund

March 31, 2014

Officers and Trustees

Officers of Eaton Vance Atlanta Capital Select Equity Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Atlanta Capital Select Equity Fund

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Allen R. Freedman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Harriett Tee Taggart

*	Interested Trustee

18

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

19

This Page Intentionally Left Blank

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Sub-Adviser

Atlanta Capital Management Company, LLC

1075 Peachtree Street NE

Suite 2100

Atlanta, GA 30309

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7782 3.31.14

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	May 14, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 14, 2014

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	May 14, 2014